Financial instruments - Summary of Interest Income and Interest Expense for Financial Assets or Financial Liabilities that are Not at Fair Value Through Profit or Loss (Details) - USD ($)
$ in Thousands
12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Interest expense	$ 6,245	$ 5,856
Accretion expense	394	911
Interest expense (net)	$ 6,639	$ 6,767